Property and equipment, net - Summary of Movements in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Property, Plant and Equipment [Roll Forward]
Balance, beginning of year	$ 15,532	$ 17,285
Additions	9,820	4,288
Acquisitions	0	769
Depreciation	(8,535)	(7,018)	$ (6,917)
Foreign currency translation adjustment	1,079	208
Assets held for sale (Note 32)	(1,496)	0
Balance, end of year	$ 16,400	$ 15,532	$ 17,285